UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      BAM Offshore Management, LLC

Address:   c/o AM Investment Partners, LLC
           1 Liberty Plaza, 27th Floor
           New York, NY  10006


Form 13F File Number: 028-13505


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Hal Mintz
Title:  Managing Member
Phone:  (646) 307-4500

Signature,  Place,  and  Date  of  Signing:

/s/ Hal Mintz                      New York, NY                       8/16/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-10685        AM Investment Partners, LLC
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:               0

Form 13F Information Table Value Total:  $            0
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1.    028-13503             Ross Berman
----  --------------------  ----------------------------------------------------
2.    028-13502             Hal Mintz
----  --------------------  ----------------------------------------------------
3.    028-10685             AM Investment Partners, LLC
----  --------------------  ----------------------------------------------------

(1) Information provided in Column 2 refers in each case to the underlying instrument.
(2) The value of shares provided in Column 4 refers, in the case of options, to the value of shares underlying the options.
(3) Number of
shares provided in Column 5 refers, in the case of options, to the number of shares underlying the options.
(4) Voting authority in Column 8 refers, in the case of options, to the number of shares underlying the options. It should be noted that unexercised options, and exercised put options, confer no voting authority.
(5) As of June 30, 2010, BAM Offshore Management LLC (and its affiliates) and AM Investment Partners, LLC (and its affiliates) entered into an agreement in principle to combine their businesses. That business combination had not closed as of June 30, 2010. While there is no agreement or understanding whereby AM Investment Partners, LLC or its affiliates has authority to manage the investment positions managed by BAM Offshore Management, LLC, it is possible that AM Investment Partners, LLC may coordinate its investment decision-making with BAM Offshore Management, LLC and its affiliates. Accordingly, AM Investment Partners, LLC is listed herein as an included manager with shared investment discretion.


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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----


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